Long-term debt	12 Months Ended
Dec. 31, 2019
Long-term debt
Long-term debt

15.         Long-term debt

The long-term debt with credit institutions, debt issuances and other marketable securities before amortization of financing commissions and is comprised as follows:

	December 31,
	2019		2018		2017
Debt securities issued in the Mexican market on June 16, 2014, for Ps. 3,000,000, accruing interest at a fixed rate of 6.85%, for a 7-year term maturing on June 7, 2021. GACN and nine of the 13 airports guarantee the certificates, which represent a guarantee of 80% of consolidated EBITDA	Ps.	3,000,000	Ps.	3,000,000	Ps.	3,000,000

Debt securities issued in the Mexican market on March 26, 2013, for Ps. 1,500,000, accruing interest at a fixed rate of 6.47%, for a 10-year term maturing on March 14, 2023. GACN and nine of the 13 airports guarantee the certificates, which represent a guarantee of 80% of consolidated EBITDA		1,500,000		1,500,000		1,500,000

Unsecured lines of credit with Private Export Funding Corporation (supported by Ex-Im Bank) in 2010 and 2011 for U.S.$ 25,365 thousand maturing on December 21, 2021. As December 31, 2019, 2018 and 2017, outstanding amounts were U.S.$ 2,495 thousand, U.S.$ 4,583 thousand and US.$ 6,536 thousand, respectively. Baggage screening equipment was pledged to secure the loan ⁽²⁾. The loan accrues interest at a three-month London Interbank Offered (“LIBOR”) rate plus 1.25 percentage points, with quarterly payments of principal. As of December 31, 2019, 2018 and 2017, the interest rate was 3.15%,  4.04% and 2.94%, respectively.

		49,575		90,156		128,991

Line of credit with UPS Capital Business Credit (supported by Ex-Im Bank) for U.S.$ 3,120,000. The amount was drawn down upon in April 20, 2014, and the line of credit terminates on January 25, 2019. As of December 31, 2018 and 2017, the outstanding balance was, U.S.$ 156 thousand and U.S.$ 780 thousand, respectively. The line of credit is secured by firefighting equipment ⁽¹⁾. The loan bears interest at three-month LIBOR plus 2.65 percentage points with quarterly principal payments. As of December 31, 2018 and 2017, the interest rate was 5.44% and 4.34%, respectively.		—		3,067		15,396
Total long-term debt		4,549,575		4,593,223		4,644,387
Less:
Financing commissions		(5,966)		(8,629)		(11,115)
		4,543,609		4,584,594		4,633,272
Current portion long-term debt		(36,851)		(41,425)		(50,852)
Long-term debt	Ps.	4,506,758	Ps.	4,543,169	Ps.	4,582,420
(1)

Carrying values are Ps.35,760 and  Ps.44,590  as of December 31, 2018 and 2017, respectively, recorded as improvements to concessioned assets (note 10). The Company is not authorized to use these as collateral or sell them.

(2)

Carrying value amounts to Ps.275,095, Ps.284,008 and Ps.292,922 as of December 31, 2019, 2018 and 2017, respectively, and is recorded in improvements to concessioned assets (note 10). The Company is not authorized to grant such equipment as collateral in other loans or sell them to another Company.

The movement of the initial balance to the final balance of the bank loans for the years ended December 31, 2019, 2018 and 2017 correspond to debt principal payments of $40,790,  $49,563 and $51,168, respectively, and the exchange gain (loss) effects of Ps.2,858, Ps.1,601, and Ps.11,748, respectively. There is no new loan or other movement associated with these loans.

Maturity of long-term debt as of December 31, 2019, 2018 and 2017 is described in note 21.

Outstanding long-term loans include certain restrictive clauses such as, but not limited to, limiting bank loans to subsidiaries, pledge provision, tax payments, other obligations, disposal of fixed assets and other noncurrent assets, as well as the obligation to maintain certain financial ratios. For the years ended December 31, 2019, 2018 and 2017, these restrictions were met.